Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Disclosure of Operations of Company's Segments
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2022

	Exchange listed products	Managed equities	Private strategies	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	76,819	29,710	16,984	20,472	(3,288)	4,485	145,182
Total expenses	27,221	25,634	12,400	19,055	31,246	4,547	120,103
Income (loss) before income taxes	49,598	4,076	4,584	1,417	(34,534)	(62)	25,079
Adjusted base EBITDA	56,948	9,932	9,207	4,602	(10,518)	831	71,002
For the year ended December 31, 2021

	Exchange listed products	Managed equities	Private strategies	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	62,983	34,020	25,729	34,556	2,698	4,659	164,645
Total expenses	20,641	27,951	18,002	26,245	21,250	5,366	119,455
Income (loss) before income taxes	42,342	6,069	7,727	8,311	(18,552)	(707)	45,190
Adjusted base EBITDA	46,449	14,215	8,921	9,768	(16,071)	791	64,073

Schedule of Disclosure of Revenue of the Company by Geographic Location	The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021
Canada	130,397	146,616
United States	14,785	18,029
	145,182	164,645